Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ 757,301	$ (854,606)	$ 24,288,908
Less: Net loss from discontinued operations			26,846,018
Net loss from continuing operations	757,301	(854,606)	(2,557,110)
Depreciation and amortization expenses	1,134,738	1,102,298	55,498
Provision for credit losses	48,518	316,014
Provision for loan losses			2,244,601
Provision for financial guarantee losses	57,417	89,865	5,008
Deferred tax expenses	(265,421)	(1,001,372)	57,674
Changes in fair value of warrant liabilities	3,021	(5,961)	(530,863)
Net gain from disposal of fixed assets	(33,246)	(136,682)
Gain from lease modification	(603)	22,257
Accretion of finance leases	7,605	14,757
Gain (loss) from deconsolidation of subsidiaries	(490,283)	1,953,248
Accounts receivable	(7,495)	(3,116,533)	(206,442)
Inventory	(3,250)	(30,348)
Interest and fees receivable			(149,013)
Other current assets	3,431,640	(3,215,702)	(289,694)
Other receivables	2,425,003	(3,268,571)
Pledged deposits and other non-current assets	414,265	359,202
Advances from customers	(58,249)	7,915	(6,702)
Tax payable	847,043	1,029,919	273,589
Accrued expenses and other liabilities	449,971	(727,211)	28,875
Net Cash Provided by (Used in) Operating Activities from Continuing Operations	8,717,975	(7,461,511)	(1,074,579)
Net Cash Used in Operating Activities from Discontinued Operations			(26,564)
Net Cash Provided by (Used in) Operating Activities	8,717,975	(7,461,511)	(1,101,143)
Cash Flows from Investing Activities:
Repayment of loans from factoring customers			107,833,488
Proceeds of loans from third parties	20,499,442
Loans disbursement to third parties	(26,100,286)	(3,467,607)
Loans disbursement to factoring customers			(43,422,881)
Purchases of property and equipment	(54,569)		(833)
Acquisition of a subsidiary			(427,318)
Acquisition of cash from acquired subsidiary			21,442,122
Proceeds from disposal of discontinued operations			504,713
Net inflow related to deconsolidation of subsidiaries	788	61,121
Redemption of short-term investment		8,690,374
Due to (from) related party	(70,169)	210,774
Proceeds from sale of property and equipment	40,305	837,969
Net Cash (Used in) Provided by Investing Activities from Continuing Operations	(5,684,489)	6,332,631	85,929,291
Net Cash Provided by Investing Activities from Discontinued Operations			35,765
Net Cash (Used in) Provided by Investing Activities	(5,684,489)	6,332,631	85,965,056
Cash Flows from Financing Activities:
Borrowing from a related party			279,020
Proceeds from bank loans	5,889,179	8,341,311
Repayment of bank loans	(8,927,555)
Proceeds from secured loans			43,422,881
Repayment of secured loans			(107,833,488)
Repayment of third-party loans		(280,268)
Repayment of lease liabilities	(76,102)	(207,891)
Net Cash (Used in) Provided by Financing Activities from Continuing Operations	(3,114,478)	7,853,152	(64,131,587)
Net Cash Used in Financing Activities from Discontinued Operations			(7,251)
Net Cash (Used in) Provided by Financing Activities	(3,114,478)	7,853,152	(64,138,838)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash in banks	914,219	1,937,807	119,326
Net increase in cash, cash equivalents, and restricted cash in banks	833,227	8,662,079	20,844,401
Cash, cash equivalents, and restricted cash in banks at beginning of year	30,807,604	22,145,525	1,301,124
Cash, cash equivalents, and restricted cash in banks at end of year	31,640,831	30,807,604	22,145,525
Supplemental Cash Flow Information
Cash paid for interest expense	269,400
Cash paid for income tax
Noncash investing activities
Acquisition of a subsidiary by issuance of Class B Preferred Shares			31,087,732
Receivable from disposal of discontinued operations			940,829
Right of use assets obtained in exchange for operating lease obligations			$ 615,000